Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Total expense recognized	$ 850	$ 480	$ 205
Total accrued cash distribution included under "Other non-current liabilities".	$ 428	$ 182	$ 43